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MetLife Investors Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA  92660

                                             May 4, 2004



VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

         Re:  MetLife Investors Insurance Company and
              MetLife Investors Variable Annuity Account One
              File No. 333-34741 (Navigator)
              Rule 497(j) Certification
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Commissioners:

     On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") to the May 1, 2005 Prospectus, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the SAI to the Prospectus contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on April 28, 2005.

     If you have any questions, please contact me at (617) 578-3031.

                                             Sincerely,

                                             /s/John E. Connolly, Jr.

                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company